UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSRS

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-3231

                             SEI LIQUID ASSET TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                       101 Federal Street Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: JUNE 30, 2005

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


[BACKGROUND GRAPHIC OMITTED]

[SEI LOGO OMITTED]




                          Semi-Annual Report as of December 31, 2004 (Unaudited)



                                                          SEI Liquid Asset Trust


                                                        Treasury Securities Fund

                                                           Prime Obligation Fund

TABLE OF CONTENTS



-------------------------------------------------------------

Schedule of Investments / Statement of Net Assets           1
-------------------------------------------------------------
Statement of Assets and Liabilities                         4
-------------------------------------------------------------
Statements of Operations                                    5
-------------------------------------------------------------
Statements of Changes in Net Assets                         6
-------------------------------------------------------------
Financial Highlights                                        7
-------------------------------------------------------------
Notes to Financial Statements                               8
-------------------------------------------------------------
Disclosure of Fund Expenses                                10
-------------------------------------------------------------
Shareholder Voting Results                                 11
-------------------------------------------------------------



The Trust's Form N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS


Treasury Securities Fund

December 31, 2004 (Unaudited)
--------------------------------------------------------------------------------
[THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]
SECTOR WEIGHTINGS*:
     66.9% Repurchase Agreements
     33.1% U.S. Treasury Obligations

*Percentages based on total investments.
--------------------------------------------------------------------------------
                                               Face Amount                Value
Description                                  ($ Thousands)        ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 23.0%
   U.S. Treasury Bills+
        2.017%, 01/20/05                            $3,000              $ 2,997
        2.301%, 04/28/05                             2,000                1,985
   U.S. Treasury Notes
        1.500%, 02/28/05                             3,500                3,499
        1.625%, 03/31/05                               500                  500
                                                                        -------
Total U.S. Treasury Obligations
   (Cost $8,981) ($ Thousands)                                            8,981
                                                                        -------

REPURCHASE AGREEMENTS  -- 46.4%
   ABN-Amro
     1.500%, dated 12/31/04, to be
     repurchased on 01/03/05, repurchase
     price $6,000,750 (collateralized
     by U.S. Treasury Bills, par value
     $6,198,000, 0.000%, 06/30/05;
     total market value $6,120,835)(A)               6,000                6,000
   Goldman Sachs Group
     1.520%, dated 12/31/04, to be
     repurchased on 01/03/05, repurchase
     price $6,147,779 (collateralized
     by U.S. Treasury Notes, par value
     $6,299,000, 3.500%, 12/15/09;
     total market value $6,270,330)(A)               6,147                6,147
   Morgan Stanley
     1.470%, dated 12/31/04, to be
     repurchased on 01/03/05, repurchase
     price $6,000,735 (collateralized
     by U.S. Treasury Bonds, par value
     $5,278,000, 6.000%, 02/15/26;
     total market value $6,121,055)(A)               6,000                6,000
                                                                        -------
Total Repurchase Agreements
   (Cost $18,147) ($ Thousands)                                          18,147
                                                                        -------
Total Investments -- 69.4%
   (Cost $27,128) ($ Thousands)                                         $27,128
                                                                        =======

Percentages are based on net assets of $39,067,538.
+ The rate reported is the effective yield at time of purchase.
(A) Tri-Party Repurchase Agreement


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2004                1

STATEMENT OF NET ASSETS


Prime Obligation Fund

December 31, 2004 (Unaudited)
--------------------------------------------------------------------------------
[THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]
SECTOR WEIGHTINGS*:
     24.6% U.S. Government Agency Obligations
     23.7% Corporate Obligations
     21.4% Commercial Paper
     15.1% Certificates of Deposit
     11.2% Repurchase Agreement
      3.9% Insurance Funding Agreement
      0.1% Asset-Backed Securities

*Percentages based on total investments.
--------------------------------------------------------------------------------
                                               Face Amount                Value
Description                                  ($ Thousands)         ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 24.6%
   FHLB (A)
        2.300%, 01/07/05                           $ 5,000             $  5,000
   FHLMC
        1.750%, 05/15/05                            29,590               29,537
   FHLMC+
        1.776%, 02/08/05                            20,000               19,963
        1.820%, 03/15/05                            20,000               19,927
   FNMA
        7.125%, 02/15/05                            20,000               20,141
        1.300%, 04/19/05                             2,156                2,150
   FNMA (A)
        1.916%, 01/06/05                            20,000               19,993
        1.960%, 01/18/05                            20,000               20,000
   FNMA+
        1.231%, 01/07/05                            15,885               15,882
        1.336%, 03/04/05                             4,900                4,889
        1.996%, 04/29/05                            20,000               19,871
        2.208%, 05/05/05                            10,000                9,925
                                                                       --------
Total U.S. Government Agency Obligations
   (Cost $187,278) ($ Thousands)                                        187,278
                                                                       --------

COMMERCIAL PAPER+  -- 21.4%
ASSET-BACKED SECURITIES -- 1.3%
   Ford Credit Auto Receivable Owner Trust
        1.796%, 01/12/05                            10,000                9,995
                                                                       --------
FINANCIAL SERVICES -- 6.3%
   Falcon Asset Securities
        1.806%, 01/10/05                            20,000               19,991
   General Electric Capital Corporation
        1.766%, 02/09/05                             7,000                6,987
   Goldman Sachs Group
        2.400%, 08/10/05                             6,000                5,913
   Sunbelt Funding
        2.208%, 01/12/05                            15,000               14,990
                                                                       --------
                                                                         47,881
                                                                       --------
HEALTH SERVICES -- 10.5%
   Amstel Funding Corporation
        2.435%, 03/15/05                             6,000                5,970
        2.655%, 06/15/05                            25,000               24,700
   Blue Bell Funding Corporation
        2.410%, 02/14/05                            25,000               24,927
   Crown Point Capital Company
        2.655%, 06/13/05                            25,000               24,703
                                                                       --------
                                                                         80,300
                                                                       --------


--------------------------------------------------------------------------------
                                               Face Amount                Value
Description                                  ($ Thousands)         ($ Thousands)
--------------------------------------------------------------------------------
MACHINERY -- 3.3%
   Compass Securitization
        2.364%, 02/28/05                           $25,000             $ 24,905
                                                                       --------
Total Commercial Paper
   (Cost $163,081) ($ Thousands)                                        163,081
                                                                       --------

CORPORATE OBLIGATIONS  -- 23.7%
BANKS  -- 3.1%
   First Union (A)
        2.840%, 03/15/05                             1,700                1,701
   SouthTrust Bank (A)
        2.230%, 02/02/05                            20,000               20,007
   US Bank (A)
        2.266%, 01/04/05                             1,000                1,000
   Wachovia Corporation
        6.625%, 07/15/05                             1,100                1,125
                                                                       --------
                                                                         23,833
                                                                       --------
CREDIT CARDS -- 0.6%
   American Express Centurion MTN (A)
        2.510%, 01/18/05                             4,425                4,427
                                                                       --------
FINANCIAL SERVICES  -- 8.0%
   Countrywide Home Loans MTN,
     Ser L (A)
        2.140%, 01/18/05                            13,000               12,999
   General Electric Capital MTN (A)
        2.615%, 03/15/05                             8,000                8,003
   Goldman Sachs Group (A)
        2.450%, 01/13/05                            20,000               20,000
   White Pine Finance MTN (A) (B)
        2.388%, 01/25/05                            20,000               19,995
                                                                       --------
                                                                         60,997
                                                                       --------
INVESTMENT BANKERS/BROKER DEALERS (A)  -- 12.0%
   Citigroup Global Markets MTN
        2.710%, 03/18/05                            15,000               15,007
   Citigroup Incorporated
        2.280%, 02/07/05                            10,000               10,001
   JP Morgan Chase & Company MTN
        2.610%, 02/24/05                            20,000               20,009
        2.690%, 03/07/05                            10,000               10,006
   Merrill Lynch & Company MTN
        2.230%, 01/04/05                            15,000               15,000
        2.601%, 02/25/05                            10,000               10,003
   Morgan Stanley MTN
        2.350%, 01/24/05                            11,000               11,002
                                                                       --------
                                                                         91,028
                                                                       --------
Total Corporate Obligations
   (Cost $180,285) ($ Thousands)                                        180,285
                                                                       --------



--------------------------------------------------------------------------------
2                SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2004

--------------------------------------------------------------------------------
                                               Face Amount                Value
Description                                  ($ Thousands)         ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES  -- 0.1%
FINANCIAL SERVICES -- 0.1%
   GSTR, Ser 2002-2A, Cl A1MB (A) (B)
        2.498%, 01/25/05                           $   573             $    573
                                                                       --------
Total Asset-Backed Securities
   (Cost $573) ($ Thousands)                                                573
                                                                       --------

CERTIFICATES OF DEPOSIT  -- 15.1%
BANKS  -- 6.6%
   Branch Banking & Trust (A)
        2.190%, 02/10/05                            20,000               19,995
   Wachovia Bank
        1.950%, 01/14/05                            15,000               14,998
   Wells Fargo Bank (A)
        2.290%, 01/31/05                            15,000               15,000
                                                                       --------
                                                                         49,993
                                                                       --------
CREDIT CARDS -- 1.3%
   Citibank Credit Card+
        2.108%, 01/06/05                            10,000                9,997
                                                                       --------
FINANCIAL SERVICES -- 2.6%
   Morgan Stanley (A)
        2.330%, 01/19/05                            20,000               20,000
                                                                       --------
HEALTH SERVICES -- 1.3%
   Dakota Certificates+
        2.009%, 01/06/05                            10,000                9,997
                                                                       --------
MACHINERY -- 3.3%
   Emerald+
        2.414%, 03/07/05                            25,000               24,892
                                                                       --------
Total Certificates of Deposit
   (Cost $114,879) ($ Thousands)                                        114,879
                                                                       --------

INSURANCE FUNDING AGREEMENT (A) (C) -- 3.9%
INSURANCE -- 3.9%
   MetLife Funding Agreement
        2.240%, 02/01/05                            30,000               30,000
                                                                       --------
Total Insurance Funding Agreement
   (Cost $30,000) ($ Thousands)                                          30,000
                                                                       --------


--------------------------------------------------------------------------------
                                               Face Amount                Value
Description                                  ($ Thousands)         ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT  -- 11.2%
   Deutsche Bank
     2.200%, dated 12/31/04, to be
     repurchased on 01/03/05, repurchase
     price $85,232,623 (collateralized by
     U.S. Government Obligations,
     ranging in par value $2,879,000-
     $12,890,000, 1.300%-4.500%,
     02/23/05-09/16/13; total market
     value $86,921,735)(D)                         $85,217             $ 85,217
                                                                       --------
Total Repurchase Agreement
   (Cost $85,217) ($ Thousands)                                          85,217
                                                                       --------
Total Investments -- 100.0%
   (Cost $761,313) ($ Thousands)                                        761,313
                                                                       --------

OTHER ASSETS AND LIABILITIES -- 0.0%
Investment Advisory Fees Payable                                            (35)
Management Fees Payable                                                    (211)
Other Assets and Liabilities, Net                                           321
                                                                       --------
Total Other Assets and Liabilities                                           75
                                                                       --------
Net Assets -- 100.0%                                                   $761,388
                                                                       ========

NET ASSETS:
Paid-in-Capital (Unlimited
   authorization -- no par value)                                      $761,430
Undistributed net investment income                                           1
Accumulated net realized loss on investments                                (43)
                                                                       --------
Net Assets                                                             $761,388
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($761,387,760 / 761,430,191 shares)                                    $1.00
                                                                       ========

+ The rate reported is the effective yield at the time of purchase.
(A) Variable rate instrument. The rate reflected on the Statement of Net Assets is the rate in effect on December 31, 2004. The date shown is the earlier of the reset date or demand date.
(B) Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
(C) Securities considered illiquid. The total value of such securities as of December 31, 2004 was $30,000,000.
(D) Tri-Party Repurchase Agreement
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2004                3

Statement of Assets and Liabilities ($ Thousands)


December 31, 2004 (Unaudited)


---------------------------------------------------------------------------------------

                                                                    TREASURY SECURITIES
                                                                                   FUND
---------------------------------------------------------------------------------------
ASSETS:
   Investments at value (Cost $8,981)                                          $ 8,981
   Repurchase agreements (Cost $18,147)                                         18,147
   Receivable for investment securities sold                                    11,994
   Interest receivable                                                              20
   Prepaid expenses                                                                  1
---------------------------------------------------------------------------------------
   Total Assets                                                                 39,143
---------------------------------------------------------------------------------------
LIABILITIES:
   Income distribution payable                                                      53
   Management fees payable                                                          11
   Investment advisory fees payable                                                  2
   Accrued expense payable                                                           9
---------------------------------------------------------------------------------------
   Total Liabilities                                                                75
---------------------------------------------------------------------------------------
   Total Net Assets                                                            $39,068
---------------------------------------------------------------------------------------
NET ASSETS:
   Paid in Capital (unlimited authorization -- no par value)                   $39,086
   Undistributed net investment income                                              45
   Accumulated net realized loss on investments                                    (63)
---------------------------------------------------------------------------------------
   Net Assets -- 100.0%                                                        $39,068
---------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share --
     Class A ($39,067,538 / 39,086,752 shares)                                   $1.00
---------------------------------------------------------------------------------------



The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
4                SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2004

Statements of Operations ($ Thousands)


For the six month period ended December 31, 2004 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------
                                                                      TREASURY SECURITIES          PRIME OBLIGATION
                                                                                     FUND                      FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                                                   $309                    $6,907
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                                                                     80                     1,709
   Shareholder Servicing Fees -- Class A                                               48                     1,017
   Investment Advisory Fees                                                            10                       214
   Printing Fees                                                                        5                        86
   Custodian/Wire Agent Fees                                                            1                        30
   Professional Fees                                                                    1                        38
   Trustees' Fees                                                                      --                         8
   Insurance Expense                                                                   --                         8
   Proxy Fees (See Note 3)                                                             --                         6
   Other Expenses                                                                       6                        43
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                     151                     3,159
---------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Management Fees                                                                  (19)                     (344)
     Shareholder Servicing Fees -- Class A                                            (48)                   (1,017)
---------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                        84                     1,798
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                 225                     5,109
---------------------------------------------------------------------------------------------------------------------------
   Net Realized Loss on Investments                                                    (1)                       (3)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                   $224                    $5,106
---------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2004                5

Statements of Changes in Net Assets ($ Thousands)


For the six month period ended December 31, 2004 (Unaudited) and the year ended June 30, 2004

-------------------------------------------------------------------------------------------------------------------------------
                                                                           TREASURY SECURITIES             PRIME OBLIGATION
                                                                                          FUND                         FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                        07/01/04-    07/01/03-      07/01/04-     07/01/03-
                                                                         12/31/04     06/30/04       12/31/04      06/30/04
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                 $    225    $     383    $     5,109   $     6,184
   Net Realized Gain (Loss) on Investments                                     (1)           2             (3)            3
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
     from Operations                                                          224          385          5,106         6,187
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS FROM:
   Net Investment Income:
     Class A                                                                 (226)        (401)        (5,109)       (6,148)
-------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                           (226)        (401)        (5,109)       (6,148)
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class A:
     Proceeds from Shares Issued                                           61,372      249,792      2,966,930     7,066,959
     Reinvestment of Dividends                                                 28           47          3,813         5,072
     Cost of Shares Redeemed                                              (59,207)    (292,329)    (3,096,461)   (7,235,555)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                                        2,193      (42,490)      (125,718)     (163,524)
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                    2,191      (42,506)      (125,721)     (163,485)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                     36,877       79,383        887,109     1,050,594
-------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                         $ 39,068    $  36,877    $   761,388   $   887,109
-------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income                                   $     45    $      46    $         1   $         1
-------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
6                SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2004

Financial Highlights


For the six month period ended December 31, (Unaudited) and the years ended June 30,
For a Share Outstanding Throughout each Period
----------------------------------------------------------------------------------------------------------------------------------

                                Net Realized
                                         and
        Net Asset                 Unrealized          Total    Dividends
           Value,          Net         Gains           from     from Net                  Net Asset                 Net Assets
        Beginning   Investment            on     Investment   Investment        Total    Value, End      Total   End of Period
        of Period       Income    Securities     Operations       Income    Dividends     of Period     Return+  ($ Thousands)
----------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES FUND
   CLASS A:
   2004*    $1.00        $0.01           $--          $0.01       $(0.01)      $(0.01)        $1.00       0.60%     $   39,068
   2004      1.00         0.01            --           0.01        (0.01)       (0.01)         1.00       0.63          36,877
   2003      1.00         0.01            --           0.01        (0.01)       (0.01)         1.00       1.06          79,383
   2002      1.00         0.02            --           0.02        (0.02)       (0.02)         1.00       1.97         123,955
   2001      1.00         0.05            --           0.05        (0.05)       (0.05)         1.00       5.55         145,961
   2000      1.00         0.05            --           0.05        (0.05)       (0.05)         1.00       5.24         402,982

PRIME OBLIGATION FUND
   CLASS A:
   2004*    $1.00        $0.01           $--          $0.01       $(0.01)      $(0.01)        $1.00       0.64%     $  761,388
   2004      1.00         0.01            --           0.01        (0.01)       (0.01)         1.00       0.68         887,109
   2003      1.00         0.01            --           0.01        (0.01)       (0.01)         1.00       1.12       1,050,594
   2002      1.00         0.02            --           0.02        (0.02)       (0.02)         1.00       2.08       1,026,880
   2001      1.00         0.06            --           0.06        (0.06)       (0.06)         1.00       5.75         983,360
   2000      1.00         0.05            --           0.05        (0.05)       (0.05)         1.00       5.55       1,604,058



------------------------------------------------------
                                         Ratio of
                       Ratio of Net      Expenses
            Ratio of     Investment    to Average
            Expenses         Income    Net Assets
          to Average     to Average    (Excluding
          Net Assets     Net Assets      Waivers)
------------------------------------------------------
TREASURY SECURITIES FUND
   CLASS A:
   2004*        0.44%          1.18%         0.79%
   2004         0.44           0.61          0.77
   2003         0.44           1.06          0.76
   2002         0.44           2.04          0.75
   2001         0.44           5.58          0.74
   2000         0.44           5.03          0.73

PRIME OBLIGATION FUND
   CLASS A:
   2004*        0.44%          1.26%         0.77%
   2004         0.44           0.68          0.77
   2003         0.44           1.11          0.76
   2002         0.44           2.05          0.75
   2001         0.44           5.73          0.74
   2000         0.44           5.41          0.73

* For the six month period ended December 31, 2004. All ratios have been annualized.

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "--" are $0 or have been rounded to $0.



The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2004                7

Notes to Financial Statements

December 31, 2004 (Unaudited)

1. ORGANIZATION

SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with two funds: the Treasury Securities Fund and the Prime Obligation Fund (each a "Fund", collectively the "Funds"). The Trust is registered to offer Class A shares of each of the Funds. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. A description of the Funds' investment objectives, policies, and strategies are provided in the prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity.

REPURCHASE AGREEMENTS -- The Trust invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses of the Trust which are not directly associated to a specific Fund are allocated on the basis of relative net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of specific identification. Interest income is recognized using the accrual basis of accounting.

All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Funds are distributed to the shareholders of the affected Funds annually.


3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- SEI Investments Fund Management (the "Administrator") provides management, administrative and shareholder services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of each Fund.

The Administrator has contractually agreed to waive fees and to reimburse expenses, through December 31, 2004, in order to keep total operating expenses, net of SEI Investment Management Corporation ("SIMC") and SEI Investments Distribution Co.'s (the "Distributor") fee waivers, from exceeding .44% of the average daily net assets of each Fund. Extraordinary expenses are not included within this expense cap. Therefore, during the year expenses related to a proxy conducted by the Funds were charged to the Funds above the cap. The Distributor is a wholly-owned and operated subsidiary of SEI Investments Company and a registered broker-dealer.

DISTRIBUTION AGREEMENT -- The Distributor acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Distributor has waived, on a voluntary basis, all of its shareholder servicing fee.



--------------------------------------------------------------------------------
8                SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2004

Under the Class A Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Administrator or SIMC. Compensation of officers and affiliated trustees of the Trust is paid by the Administrator and/or SIMC.

Wachovia Bank, N.A. which is a Trust shareholder, acts as custodian and wire agent for the Trust.

4. INVESTMENT ADVISORY AGREEMENT

SIMC serves as each Fund's investment adviser and "manager of managers" under an investment advisory agreement. For its services, SIMC receives an annual fee equal to .075% of the Trust's average daily net assets up to $500 million and ..02% of such net assets in excess of $500 million.

Banc of America Capital Management, LLC ("BACAP"), serves as each Fund's investment sub-adviser under an investment sub- advisory agreement.

5. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter Mof the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature.

To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends paid to Class A shareholders during the years ended June 30, 2004 and June 30, 2003 were as follows ($ Thousands):
--------------------------------------------------------------------------------
                                                            Ordinary Income
--------------------------------------------------------------------------------
Treasury Securities Fund                                 2004          $   401
                                                         2003            1,259
Prime Obligation Fund                                    2004            6,148
                                                         2003           11,782

As of June 30, 2004, the components of accumulated losses on a tax basis were as follows ($ Thousands):
--------------------------------------------------------------------------------
                                                      Treasury            Prime
                                                    Securities       Obligation
                                                          Fund             Fund
--------------------------------------------------------------------------------
Capital Loss Carryforwards:
           Expiring in 2006                              $(61)           $   --
           Expiring in 2011                                (1)              (39)
Undistributed Ordinary Income                              46                --
                                                         ----            ------
   Total Accumulated Losses                              $(16)           $  (39)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains.

During the year ended June 30, 2004, the Treasury Securities Fund and Prime Obligation Fund utilized capital loss carryforwards of $1,511 and $3,181, respectively.

For Federal income tax purposes, the book cost of securities was equal to the tax cost.



--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2004                9

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.


                          BEGINNING      ENDING                    EXPENSES
                           ACCOUNT       ACCOUNT     ANNUALIZED      PAID
                            VALUE         VALUE       EXPENSE       DURING
                           6/30/04       12/31/04      RATIOS       PERIOD*
--------------------------------------------------------------------------------
TREASURY SECURITIES FUND -- CLASS A
--------------------------------------------------------------------------------
ACTUAL FUND RETURN        $1,000.00     $1,006.00        0.44%       $2.22
HYPOTHETICAL 5% RETURN     1,000.00      1,022.99        0.44         2.24
--------------------------------------------------------------------------------
PRIME OBLIGATION FUND -- CLASS A
--------------------------------------------------------------------------------
ACTUAL FUND RETURN        $1,000.00     $1,006.40        0.44%       $2.23
HYPOTHETICAL 5% RETURN     1,000.00      1,022.99        0.44         2.24


*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period shown).

--------------------------------------------------------------------------------
10               SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2004

Shareholder Voting Results (Unaudited)


At a special meeting held on October 27, 2004, the Trust's shareholders voted on the proposals listed below. The results of the voting were as follows:

PROPOSAL 1:     To elect Trustees of the Trust

                                          % OF
                   NUMBER OF           OUTSTANDING           % OF SHARES
                    SHARES                SHARES                PRESENT
                ---------------     ------------------     ----------------
                                    Rosemarie B. Greco

Affirmative     518,167,838.355          57.812%                98.913%
Withhold          5,694,763.610           0.635%                 1.087%

Total           523,862,601.965          58.447%               100.000%

                                       Nina Lesavoy

Affirmative     518,191,796.976          57.815%                98.918%
Withhold          5,670,804.989           0.632%                 1.082%

Total           523,862,601.965          58.447%               100.000%

                                     James M. Williams

Affirmative     518,218,819.553          57.818%                98.923%
Withhold          5,643,782.412           0.629%                 1.077%

Total           523,862,601.965          58.447%               100.000%

PROPOSAL 2:     To approve eliminating or reclassifying the fundamental policy that the Prime Obligation Fund may only purchase securities with a remaining maturity of 365 days or less.

                                          % OF
                   NUMBER OF           OUTSTANDING           % OF SHARES
                    SHARES               SHARES                PRESENT
                ---------------     ------------------     ----------------
Affirmative     412,964,368.943           48.117%               79.560%
Against           4,952,030.475            0.577%                0.954%
Abstain          10,843,020.646            1.263%                2.089%
Broker Non-votes 90,301,115.000           10.521%               17.397%

Total           519,060,535.064           60.479%              100.000%



--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2004               11

Notes

SEI LIQUID ASSET TRUST SEMI-ANNUAL REPORT DECEMBER 31, 2004




Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
Nina Lesavoy
James M. Storey
George J. Sullivan, Jr.
James M. Williams


OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Jack J. McCue
VICE PRESIDENT

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

Philip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

John J. Munera
VICE PRESIDENT, ASSISTANT SECRETARY

Thomas D. Jones, III
CHIEF COMPLIANCE OFFICER


INVESTMENT ADVISER
SEI Investments Management Corporation

SUB-ADVISER
Banc of America Capital Management, LLC

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[BACKGROUND GRAPHIC OMITTED]

[SEI LOGO OMITTED]



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-103 (12/04)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for the election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                SEI Liquid Asset Trust


By (Signature and Title)*                   /s/ Edward D. Loughlin
                                            ------------------------
                                            Edward D. Loughlin

Date 2/21/05





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Edward D. Loughlin
                                            ----------------------
                                            Edward D. Loughlin
                                            President & Chief Executive Officer

Date 2/21/05


By (Signature and Title)*                   /s/ Peter (Pedro) A. Rodriguez
                                            ------------------------------
                                            Peter (Pedro) A. Rodriguez
                                            Controller & Chief Financial Officer


Date 2/21/05
* Print the name and title of each signing officer under his or her signature.